Fair Value of Financial Instruments Carried At Fair Value (Detail) (Recurring, USD $) In Thousands, unless otherwise specified	Feb. 24, 2013		Nov. 25, 2012		Nov. 27, 2011
Fair Value
Financial assets carried at fair value
Rabbi trust assets	$ 21,557		$ 20,322		$ 18,064
Forward foreign exchange contracts, net	9,156	[1]	5,792	[1]	25,992	[1]
Total	30,713		26,114		44,056
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	6,416	[1]	3,018	[1]	5,256	[1]
Level 1 Inputs
Financial assets carried at fair value
Rabbi trust assets	21,557	[2]	20,322	[2],[3]	18,064	[3]
Forward foreign exchange contracts, net			0	[1],[3]	0	[1],[3]
Total	21,557	[2]	20,322	[2],[3]	18,064	[3]
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	0	[1],[2]	0	[1],[2],[3]	0	[1],[3]
Level 2 Inputs
Financial assets carried at fair value
Rabbi trust assets	0	[4]	0	[4]	0	[4]
Forward foreign exchange contracts, net	9,156	[1],[4]	5,792	[1],[4]	25,992	[1],[4]
Total	9,156	[4]	5,792	[4]	25,992	[4]
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	$ 6,416	[1],[4]	$ 3,018	[1],[4]	$ 5,256	[1],[4]

[1]	The Company's over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.
[2]	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities.
[3]	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities. See Note 12 for more information on rabbi trust assets.
[4]	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.